Statutory Reserve	12 Months Ended
Dec. 31, 2024
Statutory Reserve [Abstract]
STATUTORY RESERVE

NOTE 17 - STATUTORY RESERVE

Gujia operates in the PRC, and is required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends.

Gujia has sustained losses since establishment. During the years ended December 31, 2024, 2023 and 2022, no appropriation to statutory reserves was required as it incurred recurring net losses.